RETIREMENT BENEFITS - Mortality Table (Details)	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Compensation and Retirement Disclosure [Abstract]
Percent increase to reflect Citigroup mortality experience rate			4.00%
Mortality projection, ultimate rate of annual improvement	0.75%	0.50%